Basis of Presentation - Additional Information (Details)			6 Months Ended		12 Months Ended
	Mar. 22, 2017 USD ($) $ / shares shares	Dec. 22, 2016	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2013 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Proceeds from issuance of common stock			$ 185,500,000	$ 0
Repayment of outstanding borrowings	$ 71,800,000		$ 163,128,000	$ 38,074,000	$ 41,295,302	$ 73,781,755
Stock split ratio	1.45	0.0059
IPO
Subsidiary, Sale of Stock [Line Items]
Shares of common stock sold, including shares sold by third parties (in shares) | shares	25,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Stock price (in dollars per share) | $ / shares	$ 14.00
Proceeds from issuance of common stock	$ 170,100,000
Payment of underwriting discounts and commissions	10,900,000
Payments of stock issuance costs, other	$ 4,500,000
IPO Sold By Company
Subsidiary, Sale of Stock [Line Items]
Shares of common stock sold, including shares sold by third parties (in shares) | shares	13,250,000
IPO - Shares From Existing Shareholders
Subsidiary, Sale of Stock [Line Items]
Shares of common stock sold, including shares sold by third parties (in shares) | shares	11,750,000